Cover	May 16, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	May 16, 2024
Entity File Number	001-36469
Entity Registrant Name	HEALTHIER CHOICES MANAGEMENT CORP.
Entity Central Index Key	0000844856
Entity Tax Identification Number	84-1070932
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3800 N. 28th Way
Entity Address, Address Line Two	#1
Entity Address, City or Town	Hollywood
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33020
City Area Code	(888)
Local Phone Number	766-5351
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	HCMC
Entity Emerging Growth Company	false